Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023		Jan. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 4,117
Balance at end of period	4,182	$ 4,117		$ 3,371
Loans	4,020	3,902	[1]	3,159
Undrawn credit facilities and other off-balance sheet exposures	162	215		212
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	456	455		293
Originations net of repayments and other derecognitions	(7)	(13)		(1)
Changes in model		19
Net remeasurement	61	(2)		25
Provision for (reversal of) credit losses	54	4		24
Write-offs	(3)	(2)		(4)
Recoveries	4			2
Interest income on impaired loans	(6)	(5)		(5)
Foreign exchange and other	(2)	4		(2)
Balance at end of period	503	456		308
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,064	990		939
Originations net of repayments and other derecognitions	(17)	(19)		(7)
Net remeasurement	163	197		80
Provision for (reversal of) credit losses	146	178		73
Write-offs	(126)	(124)		(86)
Recoveries	17	13		21
Interest income on impaired loans	(1)	(1)		(1)
Foreign exchange and other	(2)	8		(3)
Balance at end of period	1,098	1,064		943
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	772	789		868
Originations net of repayments and other derecognitions	(13)	(12)		(26)
Net remeasurement	148	112		90
Provision for (reversal of) credit losses	135	100		64
Write-offs	(160)	(146)		(132)
Recoveries	27	29		27
Balance at end of period	774	772		827
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,825	1,702		1,176
Originations net of repayments and other derecognitions	(28)	(15)
Changes in model	41	6		6
Net remeasurement	237	268		128
Provision for (reversal of) credit losses	250	259		134
Write-offs	(222)	(188)		(11)
Recoveries	18	4		8
Interest income on impaired loans	(23)	(20)		(4)
Foreign exchange and other	(41)	68		(10)
Balance at end of period	1,807	1,825		1,293
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	739
Balance at end of period	716	739		650
Loans	631	650		563
Undrawn credit facilities and other off-balance sheet exposures	85	89		87
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	90	92		57
Originations net of repayments and other derecognitions	4	4		3
Changes in model		3
Net remeasurement	(20)	(42)		(16)
Transfers to 12-month ECL	17	36		16
Transfers to lifetime ECL performing	(2)	(4)		(2)
Provision for (reversal of) credit losses	(1)	(3)		1
Foreign exchange and other	(1)	1
Balance at end of period	88	90		58
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	174	156		137
Originations net of repayments and other derecognitions	8	10		12
Net remeasurement	(128)	(144)		(67)
Transfers to 12-month ECL	140	159		74
Transfers to lifetime ECL performing	(18)	(10)		(9)
Transfers to lifetime ECL credit-impaired	0
Provision for (reversal of) credit losses	2	15		10
Foreign exchange and other		3
Balance at end of period	176	174		147
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	181	172		159
Originations net of repayments and other derecognitions	6	5		1
Net remeasurement	(94)	(105)		(175)
Transfers to 12-month ECL	119	121		173
Transfers to lifetime ECL performing	(18)	(12)		(16)
Provision for (reversal of) credit losses	13	9		(17)
Balance at end of period	194	181		142
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	294	310		335
Originations net of repayments and other derecognitions	3	(3)		7
Changes in model	12
Net remeasurement	(85)	(65)		(54)
Transfers to 12-month ECL	51	49		35
Transfers to lifetime ECL performing	(9)	(7)		(13)
Provision for (reversal of) credit losses	(28)	(26)		(25)
Foreign exchange and other	(8)	10		(7)
Balance at end of period	258	294		303
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,306
Balance at end of period	2,392	2,306		1,983
Loans	2,316	2,180		1,859
Undrawn credit facilities and other off-balance sheet exposures	76	126		124
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	142	163		69
Originations net of repayments and other derecognitions	(2)	(6)
Changes in model		5
Net remeasurement	38	12		29
Transfers to 12-month ECL	(16)	(36)		(16)
Transfers to lifetime ECL performing	3	6		2
Transfers to lifetime ECL credit-impaired	(1)	(1)		(3)
Provision for (reversal of) credit losses	22	(20)		12
Foreign exchange and other	1	(1)		(1)
Balance at end of period	165	142		80
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	709	661		656
Originations net of repayments and other derecognitions	(14)	(19)		(15)
Net remeasurement	183	228		81
Transfers to 12-month ECL	(140)	(157)		(74)
Transfers to lifetime ECL performing	19	15		9
Transfers to lifetime ECL credit-impaired	(23)	(20)		(17)
Provision for (reversal of) credit losses	25	47		(16)
Foreign exchange and other	1	1		(1)
Balance at end of period	735	709		639
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	591	617		709
Originations net of repayments and other derecognitions	(19)	(17)		(27)
Net remeasurement	165	150		224
Transfers to 12-month ECL	(119)	(121)		(173)
Transfers to lifetime ECL performing	18	12		16
Transfers to lifetime ECL credit-impaired	(56)	(50)		(64)
Provision for (reversal of) credit losses	(11)	(26)		(24)
Balance at end of period	580	591		685
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	864	764		490
Originations net of repayments and other derecognitions	(20)	(5)		(3)
Changes in model	29	6		6
Net remeasurement	211	119		110
Transfers to 12-month ECL	(49)	(46)		(35)
Transfers to lifetime ECL performing	11	9		26
Transfers to lifetime ECL credit-impaired	(111)	(16)		(9)
Provision for (reversal of) credit losses	71	67		95
Foreign exchange and other	(23)	33		(6)
Balance at end of period	912	864		579
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,072
Balance at end of period	1,074	1,072		738
Loans	1,073	1,072		737
Undrawn credit facilities and other off-balance sheet exposures	1			1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	224	200		167
Originations net of repayments and other derecognitions	(9)	(11)		(4)
Changes in model		11
Net remeasurement	43	28		12
Transfers to 12-month ECL	(1)
Transfers to lifetime ECL performing	(1)	(2)
Transfers to lifetime ECL credit-impaired	1	1		3
Provision for (reversal of) credit losses	33	27		11
Write-offs	(3)	(2)		(4)
Recoveries	4			2
Interest income on impaired loans	(6)	(5)		(5)
Foreign exchange and other	(2)	4		(1)
Balance at end of period	250	224		170
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	181	173		146
Originations net of repayments and other derecognitions	(11)	(10)		(4)
Net remeasurement	108	113		66
Transfers to 12-month ECL		(2)
Transfers to lifetime ECL performing	(1)	(5)
Transfers to lifetime ECL credit-impaired	23	20		17
Provision for (reversal of) credit losses	119	116		79
Write-offs	(126)	(124)		(86)
Recoveries	17	13		21
Interest income on impaired loans	(1)	(1)		(1)
Foreign exchange and other	(3)	4		(2)
Balance at end of period	187	181		157
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	77	67		41
Transfers to lifetime ECL credit-impaired	56	50		64
Provision for (reversal of) credit losses	133	117		105
Write-offs	(160)	(146)		(132)
Recoveries	27	29		27
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	667	628		351
Originations net of repayments and other derecognitions	(11)	(7)		(4)
Net remeasurement	111	214		72
Transfers to 12-month ECL	(2)	(3)
Transfers to lifetime ECL performing	(2)	(2)		(13)
Transfers to lifetime ECL credit-impaired	111	16		9
Provision for (reversal of) credit losses	207	218		64
Write-offs	(222)	(188)		(11)
Recoveries	18	4		8
Interest income on impaired loans	(23)	(20)		(4)
Foreign exchange and other	(10)	25		3
Balance at end of period	$ 637	$ 667		$ 411

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.